Weighted Average Basic and Diluted Number of Common Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Basic and Diluted Number of Common Shares Outstanding
Basic weighted average number of shares	212,701,865	184,416,034
Diluted weighted average number of shares	212,701,865	184,416,034